Investments in equity accounted associates - MX Capital Ltd - Additional Information (Details) - MX Capital Limited [Member] $ in Thousands	Jan. 27, 2022 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	48.80%
Consideration	$ 15,000
Further earnout payments	35,000
Fair value of sellers earn-outs	$ 2,297
Put and call option to obtain full control (as a percent)	100
Asset arising from symmetric call option	$ 2,623
Liability arising from symmetric put option	9,810
Further consideration	$ 100,000
Fair value of founders earn-outs		$ 258